Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Nature of Operations [Line Items]
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

Blue Gold Limited (the “Company”, “BGL”), a Cayman Islands exempted company limited by shares was formed for the purpose of becoming the ultimate parent company following the transactions contemplated in the business combination.

On December 5, 2023, Blue Gold Limited, Perception Capital Corp. IV, a Cayman Islands exempted company limited by shares formerly known as RCF Acquisition Corp. (“Perception”), and Blue Gold Holdings Limited, a private company limited by shares formed under the laws of England and Wales (“BGHL”), entered into a Business Combination Agreement (as it may be amended and/or restated from time to time, the “Business Combination Agreement”).

On June 25, 2025 (the “Closing Date”), Blue Gold Limited, consummated the previously announced business combination pursuant to the Second Amended and Restated Business Combination Agreement, dated as of June 12, 2024, and further amended on November 7, 2024, January 8, 2025, March 28, 2025, April 30, 2025, May 8, 2025 and June 10, 2025, by and among the Company, Perception and BGHL (as amended and restated, the “BCA”) (See Note 4).

Following the Business Combination, BGL’s Ordinary Shares and Warrants are traded on The Nasdaq Stock Market LLC (“Nasdaq”) under the symbols “BGL” and “BGLWW”, respectively.

The Company has one wholly owned subsidiary; Blue Gold (Cayman) Limited (“BGCL”). BGCL has one wholly owned subsidiary; BGHL, an England and Wales private limited liability company, formed on November 9, 2023 to develop, finance, license, and operate gold mines in Ghana and elsewhere. BGHL has one subsidiary; Blue Gold Bogoso Prestea Ltd. (“BGBPL”), a company incorporated in Ghana on January 26, 2024.

1. NATURE OF OPERATIONS

Blue Gold Limited (the “Company,” “BGL”), a Cayman Islands exempted company limited by shares was formed for the purpose of becoming the ultimate parent company following the transactions contemplated in the BCA.

On June 25, 2025 (the “Closing Date”), BGL consummated the previously announced business combination pursuant to the Second Amended and Restated Business Combination Agreement, dated as of June 12, 2024 (as amended and restated, the “BCA”), and further amended on January 8, 2025, March 28, 2025, April 20, 2025, May 8, 2025, and June 10, 2025, by and among BGL, Perception Capital Corp. IV, a Cayman Islands exempted company limited by shares formerly known as RCF Acquisition Corp. (“Perception”), and Blue Gold Holdings Limited (“BGHL”). The following transactions occurred pursuant to the terms of the BCA (collectively, the “Business Combination”):

●	BGL formed Blue Merger Sub, an exempted company incorporated under the laws of the Cayman Islands (“Blue Merger Sub”), for the purposes of the effectuating the business combination;

●	Perception merged with and into BGL, with BGL being the surviving entity (the “Perception Reorganization”);

●	Blue Cayman 1, an exempted company incorporated under the laws of the Cayman Islands (“BC1”), acquired the entirety of the BGHL Shares;

●	BC1 transferred the entire undertaking of BC1, including the entire share capital of BGHL to Blue Cayman 2, an exempted company incorporated under the laws of the Cayman Islands (“BC2”). The name of Blue Cayman 2 was changed to Blue Gold (Cayman) Limited;

●	Blue Merger Sub merged with and into BC2, with BC2 being the surviving entity and becoming a wholly owned subsidiary of BGL;

Following the Business Combination, BGL Ordinary Shares are traded on The Nasdaq Stock Market LLC (“Nasdaq”) under the symbols “BGL”. Upon the terms and subject to the conditions set forth in the BCA, prior to the Merger, the stockholders of BC2 surrendered all of its original certificates of BC2 Common Stock, and, in exchange, Blue Gold Limited issued to the stockholders of BC2 the amount of Blue Gold Limited Class A Ordinary Shares with an aggregate value equal to $114,500,000.

PERCEPTION CAPITAL CORP IV [Member]
Nature of Operations [Line Items]
NATURE OF OPERATIONS

Note 1 - Description of Organization and Business Operations

Perception Capital Corp IV. (the “Company”) was incorporated in the Cayman Islands on June 9, 2021. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company’s original sponsor was RCF VII Sponsor LLC, a Delaware limited liability company (the “Original Sponsor”).

On November 2, 2023, the Original Sponsor entered into a Securities Purchase Agreement (the “SPA”) with Perception Capital Partners IV. LLC (the “Buyer” or “New Sponsor”), pursuant to which, among other things, the Buyer acquired certain of the Original Sponsor’s (i) Class A Ordinary Shares, par value $0.0001 per share (“Class A Ordinary Shares”), of the Company and (ii) private placement warrants (together with the Class A Ordinary Shares, the “Securities”).

On November 6, 2023, in connection with the closing (“Closing”) of the transactions contemplated by the SPA, the Company entered into a Joinder Agreement (the “Joinder”) to that certain Registration Rights Agreement dated November 9, 2021, with the Original Sponsor and New Sponsor. Pursuant to the Joinder, New Sponsor will receive the same rights and benefits with respect to its newly acquired Class A Ordinary Shares (as defined below) and private placement warrants as the Original Sponsor has with respect to its Class A Ordinary Shares and private placement warrants.

In connection with the Closing of the transactions contemplated by the SPA, on November 6, 2023: (i) each of the Company’s then-current directors, James McClements, Sunny S. Shah, Thomas M. Boehlert, Hugo Dryland, Elodie Grant Goodey, Timothy Baker, and Daniel Malchuk, resigned as directors, and the Company accepted their resignations; (ii) the vacancies on the Company’s board of directors caused by such resignations were filled by Scott Honour, Rick Gaenzle, R. Rudolph Reinfrank, Thomas J. Abood and Karrie Willis (the “New Directors”); (iii) each of the Company’s then-current officers, Sunny S. Shah, Thomas M. Boehlert and Rebecca Coffelt, resigned as Chief Executive Officer, Chief Financial Officer, and Secretary, respectively, and the Company accepted their resignations; and (iv) the appointments of Rick Gaenzle as Chief Executive Officer, John Stanfield as Chief Financial Officer and Secretary, Scott Honour as Chairman of the Board, and Tao Tan as President (the “New Officers”) became effective. R. Rudolph Reinfrank, Thomas J. Abood and Karrie Willis will serve as members of the Company’s Audit Committee, Nominating Committee and Compensation Committee.

On November 6, 2023, the Original Sponsor and New Sponsor consummated the transactions contemplated by the SPA pursuant to which, among other things, New Sponsor acquired certain of the Original Sponsor’s (i) Class A Ordinary Shares and (ii) private placement warrants, subject to the terms and conditions described in the SPA.

On January 19, 2024, the Company received a notice from the New York Stock Exchange (the “NYSE”) that it was not in compliance with the NYSE’s continued listing requirements. Specifically, the NYSE advised the Company that it is not in compliance with Section 802.01B of the NYSE Listed Company Manual, which requires an NYSE-listed company to maintain a minimum of 300 public stockholders on a continuous basis.

The Company submitted a business plan to the NYSE demonstrating the Company’s ability to regain compliance with the NYSE’s rules. The NYSE has accepted the plan and as a result, the Company is subject to quarterly monitoring for compliance with the business plan and the Company’s common stock will continue to trade on the NYSE during the period, subject to the Company’s compliance with other NYSE continued listing requirements.

On November 15, 2024, the Company received a letter from the NYSE stating that the staff of NYSE Regulation has determined to commence proceedings to delist the Company’s Ordinary Shares, Units and Warrants (collectively, the “Securities”) pursuant to Sections 802.01B and 102.06(e) of the NYSE’s Listed Company Manual because the Company failed to consummate a business combination within 36 months of the effectiveness of its initial public offering registration statement, or such shorter period that the Company specified in its registration statement. Trading in the Securities has been suspended.

Effective November 18, 2024, the Ordinary Shares, Units and Warrants began trading in the over-the-counter market under the symbols “RCFAF,” “RCFUF” and “RCFWF,” respectively.

As of December 31, 2024, the Company had not commenced any operations. All activity for the period from June 9, 2021 (inception) through December 31, 2024 relates to the Company’s formation, the initial public offering (“Public Offering”), redemptions and activities related to pursuing merger opportunities and closing on its initial Business Combination (Note 7). The Company will not generate operating revenues prior to the completion of a Business Combination and generates non-operating income in the form of interest income on Permitted Investments (as defined below) from the proceeds derived from the Public Offering and extension payments as defined under Trust Account in Note 1.

Financing

The registration statement for the Company’s Public Offering was declared effective by the United States Securities and Exchange Commission (the “SEC”) on November 9, 2021. The Public Offering closed on November 15, 2021 (the “Closing Date”). Simultaneously with the closing of the Public Offering, the Sponsor purchased an aggregate of 11,700,000 warrants to purchase Class A Ordinary Shares (“Private Placement Warrants”) for $1.00 each, or $11,700,000 in the aggregate, in a private placement on the Closing Date (the “Private Placement”).

In its Public Offering, the Company sold 23,000,000 Units at a price of $10.00 per Unit. Each unit consists of one Class A Ordinary Share and one-half of a redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A Ordinary share at a price of $11.50 per share, subject to adjustment (see Note 6). The Company intends to finance a Business Combination with the remaining proceeds from its $230,000,000 Public Offering and $11,700,000 Private Placement.

At the Closing Date, proceeds of $241,700,000, net of underwriting discounts of $4,600,000 and $2,500,000 designated for operational use were deposited in a trust account with Continental Stock Transfer and Trust Company acting as trustee (the “Trust Account”) as described below. Transaction costs amounted to $13,267,977, consisting of $12,650,000 of underwriters fees of which $8,050,000 was for Deferred Underwriting Commissions (see Note 8) and $617,977 of other offering costs.

On October 26, 2023 and November 6, 2023, the underwriters for the Company’s Initial Public Offering, consisting of Barclays Capital Inc. and Citigroup Global Markets Inc., agreed to waive all rights to their respective portion of the underwriting commissions (or approximately $8.1 million) with respect to any future Business Combination.

Of the $241,700,000 total proceeds from the Public Offering and Private Placement, $234,600,000 was deposited into the Trust Account on the Closing Date. The funds in the Trust Account was invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations (collectively “Permitted Investments”). Funds will remain in the Trust Account except for the withdrawal of interest earned on the funds that may be released to the Company to pay taxes and redemptions of public shares.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds of the Public Offering are intended to be generally applied toward consummating a Business Combination with (or acquisition of) a target business. The Company is focused on sponsoring the public listing of a company that combines attractive business fundamentals with, or with the potential for strong environmental, social and governance principles and practices through a Business Combination. As used herein, the target business must be with one or more target businesses that together have an aggregate fair market value equal to at least 80% of the balance in the Trust Account at the time of the Company signing a definitive agreement.

Trust Account

On May 9, 2023, the Company held an extraordinary general meeting of shareholders (the “Extraordinary General Meeting”). At the Extraordinary General Meeting, the Company’s shareholders approved several proposals to amend the Company’s Amended and Restated Memorandum and Articles of Association (the “Charter”) to (i) extend the date by which the Company must consummate a Business Combination from May 15, 2023 to May 15, 2024 (the “Extended Date”), (ii) permit the Company’s board of directors, in its sole discretion, to elect to wind up the Company’s operations on an earlier date than the Extended Date as determined by the Board and included in a public announcement, (iii) eliminate from the Charter the limitation that the Company may not redeem public shares in an amount that would cause the Company’s net tangible assets to be less than $5,000,001 in connection with the Company’s Business Combination, and (iv) provide for the right of a holder of the Company’s Class B ordinary shares, par value $0.0001 per share, to convert into Class A Ordinary Shares on a one-for-one basis prior to the closing of Business Combination at the election of the holder.

Additionally, on May 9, 2023, the Company held the Extraordinary General Meeting, in connection with which, shareholders holding an aggregate of 9,985,568 Class A Ordinary Shares exercised their right to redeem their shares for approximately $10.50 per share (the “Redemption”), for an aggregate redemption amount of $104,889,892 of the funds held in the Company’s Trust Account.

On December 5, 2023, at an Extraordinary General Meeting (the “Meeting”), shareholders approved an amendment to the Company’s Amended and Restated Memorandum and Articles of Association (the “Memorandum”) extending the deadline by which the Company must consummate an initial business combination from May 15, 2024 to November 15, 2024 provided that the Company make a payment into the trust account for the first three-month extension (from December 15, 2023 through March 15, 2024) equal to the lesser of $150,000 or $0.045 per share of Class A Ordinary Shares entitled to redemption rights and thereafter, a payment of equal to the lesser of $50,000 or $0.015 per Public Share per month through November 15, 2024. Shareholders also approved an amendment to change the name of the Company from RCF Acquisition Corp. to Perception Capital Corp IV.

In connection with the extensions amendment proposal voted on at the Meeting, shareholders holding an aggregate of 8,236,760 Class A ordinary shares exercised their right to redeem their shares for approximately $10.99 per share, for an aggregate redemption amount of $90,510,679 of the funds held in the Company’s Trust Account.

On November 13, 2024, at an Extraordinary General Meeting (the “Third Meeting”), shareholders approved an amendment to the Company’s Amended and Restated Memorandum and Articles of Association (the “Memorandum”) extending the deadline by which the Company must consummate an initial business combination from November 15, 2024 to November 15, 2025 on a month to month basis provided that the Company make a payment into the Trust Account established in connection with the Company’s IPO equal to $5,000 per month for each month extended. This proposal was approved.

In connection with the extensions amendment proposal voted on at the Second Meeting, shareholders holding an aggregate of 4,444,744 Class A ordinary shares exercised their right to redeem their shares for approximately $11.66 per share, for an aggregate redemption amount of $51,847,295 of the funds held in the Company’s Trust Account.

On November 15, 2024, December 13, 2024, January 15, 2025, February 10, 2025 and March 17, 2025, a deposit of $5,000 was made into the Trust Account to extend the deadline by which an initial business combination must be completed from November 15, 2024 to December 15, 2024, from December 15, 2024 to January 15, 2025, from January 15, 2025 to February 15, 2025, from February 15, 2025 to March 15, 2025 and from March 15, 2025 to April 15, 2025.

 If the Company does not complete a Business Combination within this period, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under law to provide for claims of creditors and the requirements of other applicable law.

The Initial Shareholders (as defined in Note 4 below) and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they have waived their rights to liquidating distributions from the Trust Account with respect to their Founder Shares (as defined in Note 4 below) if the Company fails to complete a Business Combination by April 15, 2025 (or as late as November 15, 2025 if the Company further extends the deadline and makes the required deposit into the Trust Account). However, if the Initial Shareholders acquire public shares after the Closing Date, they will be entitled to liquidating distributions from the Trust Account with respect to such public shares if the Company fails to complete a Business Combination by April 15, 2025.

If the Company fails to complete a Business Combination, the redemption of the Company’s public shares will reduce the book value of the shares held by the Sponsor, who will be the only remaining shareholder after such redemptions. If the Company holds a shareholder vote or there is a tender offer for shares in connection with a Business Combination, a Public Shareholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of a Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes. As a result, such shares are recorded at their redemption amount and classified as temporary equity on the consolidated balance sheets, in accordance with Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity.”

The funds held in the Trust Account will not be released until the earliest of (i) the completion of a Business Combination, (ii) the redemption of the public shares if the Company has not completed a Business Combination by April 15, 2025 (or as late as November 15, 2025 if the Company further extends the deadline and makes the required deposit into the Trust Account), subject to applicable law, or (iii) the redemption of the public shares properly submitted in connection with a shareholder vote to amend the amended and restated memorandum and articles of association (A) that would modify the substance or timing of the Company obligation to allow redemption in connection with a Business Combination or to redeem 100% of the Company’s public shares if the Company has not consummated a Business Combination by April 15, 2025 (or as late as November 15, 2025 if the Company further extends the deadline and makes the required deposit into the Trust Account) or (B) with respect to any other provisions relating to shareholders’ rights or pre-initial business combination activity.

Liquidity, Capital Resources and Going Concern

As of December 31, 2024, the Company had $43,499 in its operating bank accounts, $3,954,190 in cash held in the Trust Account (Note 2) to be used for a Business Combination or to repurchase or redeem its ordinary shares in connection therewith and a working capital deficit of $2,341,218.

Until the consummation of a business combination, the Company will be using the funds held outside of the Trust Account primarily to complete a Business Combination.

The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. The Company anticipates that the cash held outside of the Trust Account as of December 31, 2024, will not be sufficient to allow the Company to operate until April 15, 2025 (or as late as November 15, 2025 if the Company further extends the deadline and makes the required deposit into the Trust Account), the extended date at which the Company must complete a Business Combination. If the Company is unable to complete a Business Combination by April 15, 2025, then the Company will cease all operations except for the purpose of liquidating.

If the Company completes the initial business combination, the Company will repay any loaned amounts. In the event that the Company’s initial business combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used to repay such loaned amounts.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Codification (“ASC”) 205-40, “Going Concern,” while the Company expects to have sufficient access to additional sources of capital under the Sponsor Convertible Note, there is no current obligation on the part of the Sponsor to provide additional capital and no assurances can be provided that such additional capital will ultimately be available if necessary. In the event that the Company does not consummate a Business Combination on or before April 15, 2025 (or such earlier date as determined by the board of Directors and included in a public announcement). Management has determined that substantial doubt exists about the Company’s ability to continue as a going concern due to the need to obtain additional capital from the Sponsor to address the Company’s liquidity condition, the date for mandatory liquidation and subsequent dissolution. The Sponsor is not obligated to advance additional capital. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after April 15, 2025.

Risks and Uncertainties

The length and impact of the ongoing military conflict between Russia and Ukraine and the most recent escalation of ongoing conflict in the Middle East are highly unpredictable, it could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions. As a result, these could have a negative effect domestically and internationally and the impact of these conflicts are not determinable as of the date of these financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.